UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08955
                                                    --------------------

                HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
            -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 532-2834
                                                         -----------------
                       Date of fiscal year end: AUGUST 31
                                              ------------------
                     Date of reporting period: May 31, 2005
                                             ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.


INVESTMENT PORTFOLIO (UNAUDITED)

MAY 31, 2005                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (A) - 97.5%

AEROSPACE/DEFENSE - 0.3%
                Vought Aircraft Industries, Inc.
    2,992,941     Term Loan, 5.61%, 12/22/11                          3,035,980
                                                                  -------------

AIR TRANSPORT - 0.6%
                Continental Airlines, Inc.
    3,000,000     Term Loan, 05/01/11 (b) (d)                         2,985,000
                Northwest Airlines, Inc.
                  Tranche C Term Loan,
    2,000,000     9.47%, 11/23/10                                     1,890,000
                United Airlines, Inc.
    1,980,875     Tranche B, 7.50%, 06/30/05                          1,990,779
                                                                  -------------
                                                                      6,865,779
                                                                  -------------

AUTOMOTIVE - 4.4%
                CSA Acquisition Corp.
                  Tranche B Term Loan,
    1,147,125     5.13%, 12/23/11                                     1,154,295
                  Tranche C Term Loan,
      615,125     5.13%, 12/23/11                                       620,507
                Federal-Mogul Corp.
                  Supplemental Revolver,
      102,746     3.00%, 02/06/06 (c)                                   100,948
                  Supplemental Revolver,
    1,270,249     6.85%, 12/09/05                                     1,248,020
                  Tranche B Term Loan,
    5,000,000     5.60%, 06/30/05                                     4,418,750
                  Tranche C Term Loan,
    1,048,750     6.85%, 12/09/05                                     1,051,372
                Goodyear Tire & Rubber Co.
                  Second Lien Term Loan,
    5,500,000     5.89%, 04/30/10                                     5,482,125
                  Third Lien Term Loan,
    3,500,000     6.64%, 03/01/11                                     3,403,750
                Hayes Lemmerz International, Inc.
    3,274,258     Term Loan, 6.49%, 06/03/09                          3,278,350
                Insurance Auto Auctions, Inc.
    1,000,000     Term Loan, 6.19%, 05/19/12                          1,005,000
                J.L. French Automotive Castings, Inc.
                  First Lien Term Loan,
    1,980,000     7.46%, 07/31/11                                     1,885,950
                Key Plastics Holdings, Inc.
                  Junior Secured Subordinated
       55,843     Notes, 18.32%, 04/26/07 (d)                            45,791
                  Senior Secured Subordinated
      101,433     Notes, 7.00%, 04/26/07 (d)                             91,289
    5,440,706     Term Loan B, 6.17%, 06/29/10                        5,433,905
    6,175,000     Term Loan C, 8.91%, 06/25/11                        6,043,781
                Keystone Automotive Industries, Inc.
      830,435     Term Loan, 4.85%, 10/30/09                            835,965
                Rexnord Corp.
    4,000,000     Term Loan B, 12/31/11 (b)                           4,020,000
                Stanadyne Corp.
    3,970,000     Term Loan, 6.76%, 08/02/10                          4,009,700

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

AUTOMOTIVE (CONTINUED)
                Tenneco Automotive, Inc.
                  Tranche B Term Loan,
    1,779,338     5.54%, 12/12/10                                     1,798,252
                  Tranche B-1 Credit Linked Deposit,
      781,632     5.33%, 12/12/10                                       791,402
                                                                  -------------
                                                                     46,719,152
                                                                  -------------

BEVERAGE & TOBACCO - 2.4%
                Caribbean Restaurant LLC
    2,800,000     Tranche B, 5.84%, 06/30/09                          2,841,132
                Commonwealth Brands, Inc.
      717,548     Term Loan, 6.44%, 08/28/07                            725,621
                Constellation Brands, Inc.
                  Tranche B Term Loan,
    2,492,500     4.99%, 11/30/11                                     2,504,389
                Dr. Pepper Bottling Company of Texas
    5,285,507   Term Loan B, 5.32%, 12/19/10                          5,354,852
                DS Waters Enterprises LP
    2,804,000     Term Loan, 11/07/09 (b)                             2,632,844
    4,553,125     Term Loan, 7.49%, 11/07/09                          4,275,202
                Intabex Netherlands BV
    2,000,000     Term Loan B, 6.73%, 05/13/10                        2,027,500
                Southern Wine & Spirits of
                  America, Inc.
    2,917,662     Term Loan B, 5.35%, 07/02/08                        2,935,927
                Sunny Delight Beverage Co.
                  First Lien Term Loan,
    1,935,294     7.47%, 08/20/10                                     1,928,037
                                                                  -------------
                                                                     25,225,504
                                                                  -------------

BROADCAST RADIO & TELEVISION - 1.1%
                Emmis Operating Co.
                  Tranche B Term Loan, 4.84%,
    1,990,000     11/10/11                                            2,003,452
                Spanish Broadcasting Systems, Inc.
    4,320,313     Term Loan B, 6.36%, 10/30/09                        4,385,117
                Warner Music Group
    2,961,284     Term Loan B, 5.33%, 02/28/11                        2,968,391
                Young Broadcasting, Inc.
    2,000,000     Term Loan, 5.64%, 11/03/12                          2,011,860
                                                                  -------------
                                                                     11,368,820
                                                                  -------------

BUILDING & DEVELOPMENT PRODUCTS - 3.6%
                Acoustical Material Services
    1,000,000     Term Loan, 5.89%, 04/13/12                          1,002,500
                Custom Building Products
                  Second Lien Term Loan,
    1,000,000     8.19%, 04/20/12                                       995,620
                DESA LLC
    1,990,000     Term Loan, 8.18%, 11/26/11                          1,900,450
                Lake at Las Vegas Joint Venture
                  First Lien Term Loan,
    4,329,256     6.07%, 11/01/09                                     4,349,560

MAY 31, 2005                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

BUILDING & DEVELOPMENT PRODUCTS (CONTINUED)
                LNR Property Corp.
    1,000,000     Term Loan, 08/15/05 (b)                             1,012,500
                  Tranche A Term Loan,
    1,866,467     6.21%, 02/03/08                                     1,874,642
                  Tranche B Term Loan,
   12,249,625     6.21%, 02/03/08                                    12,322,388
                NATG Holdings LLC
                  Credit Linked Certificate of Deposit,
    1,039,746     3.30%, 01/23/09                                       904,579
      983,991     Term Loan A, 7.85%, 01/23/09                          295,197
      714,318     Term Loan B1, 8.06%, 01/23/10                         210,724
       72,363     Term Loan B2, 8.06%, 01/23/10                          68,021
                Nortek Holdings, Inc.
    1,975,025     Term Loan, 5.34%, 08/27/11                          1,997,856
                Palmdale Hills Property LLC
                  First Lien Term Loan,
    3,000,000     6.09%, 05/19/10                                     3,007,500
                Woodlands Commercial Property Co.
    4,000,000     Bridge Loan, 5.34%, 08/30/05                        4,020,000
                  Mezzanine Loan,
    5,000,000     7.34%, 11/30/07                                     5,031,250
                                                                  -------------
                                                                     38,992,787
                                                                  -------------

BUSINESS EQUIPMENT & SERVICES - 4.5%
                ACI Billing Services, Inc.
                  Second Lien Term Loan,
    1,000,000     10.84%, 04/18/11                                      995,000
                Acterna Corp.
      974,028     Term Loan, 09/30/07 (b)                               980,116
                American Reprographics Co.
                  Second Lien Term Loan,
      700,000     9.92%, 12/18/09                                       736,750
                Audio Visual Services Corp.
    4,000,000     Term Loan, 5.96%, 05/18/11                          4,005,000
                Brickman Group Holdings, Inc.
    4,555,556     Term Loan, 8.73%, 11/15/09                          4,544,167
                Carey International, Inc.
                  Second Lien Term Loan,
    2,500,000     13.50%, 05/10/12                                    2,503,125
                ClientLogic Corp.
                  Second Lien Term Loan,
    2,000,000     12.05%, 09/03/12                                    2,010,000
                Data Transmissions Network Corp.
                  Tranche B Term Loan,
    1,000,000     6.19%, 03/17/12                                     1,000,620
                Ferrell Cos., Inc.
    3,491,250     Term Loan, 6.53%, 12/17/11                          3,547,983
                Fidelity National Information
                  Services, Inc.
    4,625,000     Term Loan B, 4.84%, 03/09/13                        4,597,851
                Hillman Group, Inc.
    1,732,500     Term Loan B, 6.69%, 03/30/11                        1,746,568
                Knoll, Inc.
                  Initial Term Loan,
    3,005,882     6.09%, 09/30/11                                     3,058,485

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

BUSINESS EQUIPMENT & SERVICES (CONTINUED)
                OfficeMax, Inc.
                  Tranche D Term Loan,
    2,465,753     4.97%, 10/28/11                                     2,490,411
                Survey Sampling International LLC
                  Second Lien Term Loan,
    2,000,000     12.25%, 05/06/12                                    2,025,000
                VUTEk, Inc.
    1,974,359     Term Loan, 8.50%, 06/25/10                          1,979,295
                Washington Group International
    9,600,000     Term Loan B, 2.96%, 10/03/07                        9,648,000
                Xerox Corp.
                  New Term Loan,
    2,000,000     4.85%, 09/30/08                                     2,020,000
                                                                  -------------
                                                                     47,888,371
                                                                  -------------

CABLE & SATELLITE TELEVISION - 10.4%
                Adelphia Communications Corp.
                  Tranche B DIP Term Loan,
    4,991,627     5.38%, 03/31/06                                     5,016,585
                Atlantic Broadband Finance LLC
    1,400,000     Term Loan B, 5.70%, 09/01/11                        1,415,176
                Century Cable Holdings LLC
                  Discretionary Term Loan,
    3,500,000     8.00%, 12/31/09                                     3,460,625
    5,000,000     Revolver, 03/31/09 (b)                              4,890,600
   15,000,000     Term Loan, 8.00%, 06/30/09                         14,828,700
                Charter Communications Operating LLC
                  Tranche A Term Loan,
    2,000,000     6.19%, 04/27/10                                     1,972,180
                  Tranche B Term Loan,
   13,904,975     6.44%, 04/07/11                                    13,817,374
                DirecTV Holdings LLC
                  Tranche B Term Loan,
    5,500,000     4.59%, 04/13/13                                     5,516,610
                Hilton Head Communications LP
   14,087,500     Revolver, 6.00%, 09/30/07                          13,783,774
                Insight Midwest Holdings LLC
                  Additional Term Loan, 5.88%,
    1,975,000     12/31/09                                            1,996,686
    2,962,500     Term Loan B, 5.88%, 12/31/09                        3,002,138
                Mediacom Communications Corp.
    3,820,000     Term Loan A, 4.51%, 03/31/10                        3,797,691
      997,500     Term Loan B, 5.26%, 03/31/13                        1,008,203
    1,985,000     Term Loan C, 5.09%, 09/30/10                        1,994,925
                Millennium Digital Media
      972,725     Revolver, 8.44%, 10/31/08                             980,020
    3,087,013     Term Loan B, 8.26%, 10/31/08                        3,110,166
    3,440,262     Term Loan C, 8.45%, 10/31/08                        3,466,064
                Olympus Cable Holdings LLC
    9,500,000     Term Loan A, 7.25%, 06/30/10                        9,333,750
    1,000,000     Term Loan B, 8.00%, 09/30/10                          983,900
                UPC Broadband Holding BV
                  Term Loan F2,
   11,442,500     6.60%, 12/31/11                                    11,541,592

MAY 31, 2005                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

CABLE & SATELLITE TELEVISION (CONTINUED)
                WideOpenWest LLC
                  Incremental Term Loan B,
    2,977,500     6.10%, 06/22/11                                     3,009,121
    1,979,950     Term Loan B, 6.09%, 06/22/11                        2,000,977
                                                                  -------------
                                                                    110,926,857
                                                                  -------------

CHEMICALS/PLASTICS - 4.9%
                Brenntag AG
    2,500,000     Term Loan B2, 5.88%, 02/27/12                       2,540,625
                Celenese
                  Dollar Term Loan B,
    7,478,904     5.63%, 04/06/11                                     7,602,007
                Coffeyville, Inc.
    7,932,406     Term Loan, 8.11%, 05/10/10                          8,051,392
                Huntsman Co. LLC
    7,000,000     Term Loan B, 6.12%, 03/31/10                        7,099,120
                Huntsman International LLC
                  Dollar Term B Loan,
    3,609,073     5.63%, 12/31/10                                     3,674,469
                Innophos, Inc.
                  Tranche B Term Loan,
    1,990,952     5.36%, 08/13/10                                     1,995,929
                INVISTA Canada Co.
    1,386,721     Tranche B2, 5.38%, 04/29/11                         1,399,728
                INVISTA S.A.R.L.
    3,196,191     Tranche B1, 5.88%, 04/29/11                         3,226,171
                Kraton Polymers Group of Cos.
    4,043,614     Term Loan, 5.78%, 12/23/10                          4,096,707
                Nalco Co.
    1,963,782     Term Loan A, 5.76%, 11/04/09                        1,979,493
    1,997,656     Term Loan B, 5.03%, 11/04/10                        2,022,307
                Polypore, Inc.
    1,870,000     Term Loan, 5.35%, 11/12/11                          1,891,038
                Rockwood Specialties Group, Inc.
                  Tranche B Term Loan,
    2,000,000     5.43%, 07/30/12                                     2,018,960
                Supresta U.S. LLC
    4,972,475     Term Loan B, 6.10%, 07/20/11                        4,984,906
                                                                  -------------
                                                                     52,582,852
                                                                  -------------

CLOTHING/TEXTILES - 0.8%
                Levi Strauss & Co.
                  Tranche A Term Loan,
    1,912,481     10.10%, 09/29/09                                    2,006,919
                Polymer Group, Inc.
                  First Lien Term Loan,
    3,509,375     6.34%, 04/27/10                                     3,548,891
                  Second Lien Term Loan,
    3,000,000     9.34%, 04/27/11                                     3,045,000
                                                                  -------------
                                                                      8,600,810
                                                                  -------------
CONGLOMERATE - 1.3%
                Appleton Papers, Inc.
    3,473,750     Term Loan, 5.73%, 06/11/10                          3,504,145

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

CONGLOMERATE (CONTINUED)
                Jason, Inc.
    2,059,979     Term Loan B, 7.57%, 06/30/07                        2,029,079
                Language Line LCC
    2,765,779     Term Loan B, 7.42%, 06/13/11                        2,796,894
                Mueller Group, Inc.
                  New Term Loan,
    2,642,142     5.89%, 04/23/11                                     2,673,530
                Youth & Family Centered
                  Services, Inc.
    2,788,620     Term Loan B, 6.80%, 05/28/11                        2,781,648
                                                                  -------------
                                                                     13,785,296
                                                                  -------------

CONTAINER/GLASS PRODUCTS - 3.1%
                Berry Plastics Corp.
    1,805,341     Term Loan, 5.09%, 06/30/10                          1,821,137
                Consolidated Container Co. LLC
    3,473,750     Term Loan, 6.69%, 12/15/08                          3,517,172
                Graham Packaging International, Inc.
    7,481,250     Term Loan B, 5.64%, 10/07/11                        7,565,414
                Graphic Packaging International, Inc.
    2,737,646     Term Loan C, 5.51%, 08/09/10                        2,772,359
                Kerr Group, Inc.
    1,269,103     Term Loan, 6.60%, 08/13/10                          1,279,027
                Precise Technology, Inc.
                  First Lien Term Loan,
    1,806,662     6.13%, 03/31/11                                     1,818,514
                Reddy Ice Group, Inc.
      738,750     Term Loan, 5.60%, 08/14/09                            744,527
                Smurfit-Stone Container Corp.
                  Credit Linked Certificate of Deposit,
      654,975     2.77%, 11/01/10                                       665,618
    5,221,345     Tranche B, 4.85%, 11/01/11                          5,299,038
    1,606,568     Tranche C, 5.00%, 11/01/11                          1,630,666
                Solo Cup, Inc.
    5,925,000     Term Loan, 5.21%, 02/27/11                          5,970,089
                                                                  -------------
                                                                     33,083,561
                                                                  -------------

COSMETICS/TOILETRIES - 0.9%
                Church & Dwight Co., Inc.
    1,469,818     Tranche B, 4.84%, 05/30/11                          1,483,297
                JohnsonDiversey, Inc.
    3,103,199     Term Loan B, 4.51%, 11/03/09                        3,155,581
                MD Beauty, Inc.
                  Second Lien Term Loan,
    1,000,000     9.90%, 02/18/13                                     1,007,500
                Revlon Consumer Products Corp.
    3,625,000     Term Loan, 9.20%, 07/09/10                          3,743,973
                                                                  -------------
                                                                      9,390,351
                                                                  -------------

DIVERSIFIED MANUFACTURING - 0.1%
                GenTek, Inc.
                  Second Lien Term Loan,
    1,000,000     8.89%, 02/28/12                                       913,330
                                                                  -------------

MAY 31, 2005                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

ECOLOGICAL SERVICE & EQUIPMENT - 1.1%
                Allied Waste North America, Inc.
    3,540,455     Term Loan, 5.23%, 01/15/12                          3,541,942
                  Tranche A Credit Linked Deposit,
    1,351,351     2.86%, 01/15/12                                     1,350,514
                Environmental Systems Products Holdings
                Second Lien,
    4,500,000     13.21%, 12/12/10                                    4,651,875
                Safety-Kleen Systems, Inc.
                  LC Term Loan,
      800,000     3.09%, 09/15/08                                       824,000
    1,200,000     Term Loan, 10.22%, 09/15/08                         1,188,000
                Synagro Technologies, Inc.
      709,746     Term Loan, 6.28%, 05/07/07                            713,295
                                                                  -------------
                                                                     12,269,626
                                                                  -------------

ELECTRONIC/ELECTRIC - 3.6%
                AIS Acquisition Corp. / Sensor
                  Systems, Inc.
    1,000,000     Term Loan, 5.66%, 04/01/11 (d)                      1,005,000
                Alliance Laundry Systems LLC
    2,475,000     Term Loan, 5.34%, 01/27/12                          2,500,790
                Amkor Technology, Inc.
                  Second Lien Term Loan,
    3,500,000     7.79%, 10/27/10                                     3,526,250
                Bridge Information Systems, Inc.
                  Multidraw Term Loan,
      484,353     07/07/13 (e) (f)                                       14,531
                Comsys Information Technology
                  Services, Inc.
                  Second Lien Term Loan,
    3,000,000     11.54%, 04/30/10                                    3,007,500
                Corel Corp.
                  First Lien Term Loan,
    1,000,000     02/22/10 (b)                                        1,000,000
                  Second Lien Term Loan,
    2,000,000     11.09%, 08/15/10                                    2,025,000
                DataTel, Inc.
                  Second Lien Term Loan,
    1,000,000     10/05/11 (b)                                        1,010,000
                Infor Global Solutions S.A.R.L.
                  Second Lien Term Loan,
    1,875,000     12.25%, 04/18/12                                    1,828,125
                Itron, Inc.
      251,959     Term Loan B, 5.03%, 06/28/11                          253,849
                Magellan Holdings, Inc.
                  Second Lien Term Loan,
    3,125,000     12.25%, 04/18/12 (d)                                3,125,000
                Magnequench International, Inc.
                  First Lien Term Loan,
    1,236,828     10.59%, 09/30/09                                    1,244,558
                ON Semiconductor Corp.
                  Tranche G Term Loan,
    4,987,500     6.13%, 12/15/11                                     5,024,906
                Seagate Technology Holdings, Inc.
    3,900,000     Term Loan B, 5.13%, 05/13/07                        3,960,918

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

ELECTRONIC/ELECTRIC (CONTINUED)
                Transfirst Holdings, Inc.
                  Second Lien Term Loan,
    2,250,000     10.63%, 03/31/11                                    2,295,000
                UGS Corp.
    1,492,500     Term Loan B, 5.10%, 05/27/11                        1,524,216
                Viasystems, Inc.
                  Tranche B Term Loan,
    4,987,500     7.64%, 09/30/09                                     5,040,467
                                                                  -------------
                                                                     38,386,110
                                                                  -------------

EQUIPMENT LEASING - 1.3%
                Neff Rental, Inc.
                  Initial Term Loan,
    4,000,000     7.75%, 05/01/08                                     3,960,000
                NES Rentals Holdings, Inc.
                  Second Lien Term Loan,
    4,477,500     8.97%, 08/17/10                                     4,572,647
                United Rentals, Inc.
                  Delayed Draw Term Loan B,
    5,775,000     5.35%, 02/14/11                                     5,857,120
                                                                  -------------
                                                                     14,389,767
                                                                  -------------

FARMING/AGRICULTURE - 0.2%
                AGCO Corp.
    2,583,779     Term Loan, 4.82%, 01/31/06                          2,603,157
                                                                  -------------

FINANCIAL INTERMEDIARIES - 0.2%
                Stile Acquisition Corp.
                  Canadian Term Loan,
    1,000,000     5.21%, 04/06/13                                       998,040
                  U S Dollar Term Loan,
    1,000,000     5.21%, 04/06/13                                       998,040
                                                                  -------------
                                                                      1,996,080
                                                                  -------------

FOOD PRODUCTS - 2.4%
                American Seafoods Group LLC
    2,954,201     Term Loan B, 6.34%, 03/31/09                        2,972,664
                Doane Pet Care Co.
    1,990,000     Term Loan, 7.41%, 11/05/09                          2,029,800
                Interstate Bakeries Corp.
    7,500,000     Revolver, 0.50%, 09/22/06 (c)                       7,382,850
                Interstate Brands Corp.
    1,959,596     Term Loan C, 7.26%, 07/19/07                        1,911,821
    1,875,000     Tranche A, 7.22%, 07/19/06                          1,838,681
                Luigino's, Inc.
    3,992,143     Term Loan B, 6.00%, 04/02/11                        4,017,134
                Merisant Co.
      907,837     Term Loan B, 6.44%, 01/11/10                          905,377
                Pierre Foods, Inc.
    1,761,667     Term Loan B, 5.69%, 06/30/10                        1,778,191
                Pinnacle Foods Holding Corp.
                  Delayed Draw Term Loan,
    3,138,076     6.35%, 11/25/10                                     3,165,942
                                                                  -------------
                                                                     26,002,460
                                                                  -------------

MAY 31, 2005                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

FOOD SERVICES - 0.5%
                AFC Enterprises, Inc.
                  Tranche B Term Loan,
    1,000,000     5.38%, 05/09/11                                     1,003,750
                Buffets, Inc.
    2,987,100     Term Loan, 6.27%, 06/28/09                          3,009,504
                Captain D's Inc., LLC
                  First Lien Term Loan,
      982,500     6.86%, 12/27/10                                       994,781
                                                                  -------------
                                                                      5,008,035
                                                                  -------------

FOOD/DRUG RETAIL -2.3%
                Jean Coutu Group, Inc.
    7,448,725     Term Loan B, 5.50%, 07/30/11                        7,527,830
                Michael Foods, Inc.
                  Floater Term Loan,
    3,000,000     6.59%, 11/20/11                                     3,076,860
    4,563,758     Term Loan, 5.11%, 11/21/10                          4,625,369
                Nellson Nutraceutical, Inc.
                  Second Lien Term Loan,
    3,000,000     12.50%, 04/02/10                                    1,710,000
                Reliant Pharmaceuticals, Inc.
                  First Lien Term Loan,
    2,500,000     12.64%, 06/30/08 (d)                                2,500,000
                Sturm Foods, Inc.
                  First Lien Term Loan,
    1,000,000     7.75%, 05/26/11                                     1,003,750
                  Second Lien Term Loan,
    2,000,000     12.00%, 05/26/12                                    2,002,500
                Vitaquest International, Inc.
                  First Lien Term Loan,
    2,000,000     6.30%, 03/07/11                                     2,000,000
                                                                  -------------
                                                                     24,446,309
                                                                  -------------

FOREST PRODUCTS - 0.3%
                NewPage Corp.
    3,000,000     Term Loan, 6.38%, 05/02/11                          3,015,000
                SP Newsprint Co.
                  Tranche B-1 Credit Linked Deposit,
      513,096     3.09%, 01/09/10                                       517,427
                  Tranche B-1 Term Loan,
      251,904     5.35%, 01/09/10                                       253,949
                                                                  -------------
                                                                      3,786,376
                                                                  -------------

HEALTH CARE - 7.5%
                Alliance Imaging, Inc.
                  Tranche C Term Loan,
    1,566,195     5.45%, 12/29/11                                     1,576,971
                Alpharma Operating Corp.
    3,947,466     Term Loan B, 6.34%, 10/05/08                        3,959,782
                American HomePatient, Inc.
    1,449,059     Term Loan, 08/01/09 (b)                             1,434,568
                American Medical Response, Inc.
    3,059,000     Term Loan, 5.67%, 02/10/12                          3,097,238

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

HEALTH CARE (CONTINUED)
                Ameripath, Inc.
    3,032,358     Term Loan, 6.35%, 03/27/10                          3,058,891
                Ardent Health Services
    2,985,000     Term Loan, 5.35%, 08/12/11                          2,988,731
                Carl Zeiss Vision
    1,000,000     Term Loan B, 05/01/13 (b)                           1,011,880
    1,000,000     Term Loan C, 05/01/14 (b)                           1,007,500
    2,500,000     Term Loan D, 11/01/14 (b)                           2,534,375
                Chemed Corp.
    2,000,000     Term Loan, 5.09%, 08/24/10                          2,007,500
                CRC Health Corp.
    2,000,000     Term Loan, 7.75%, 05/11/11                          2,007,500
                Encore Medical IHC, Inc.
    1,246,875     Term Loan, 6.31%, 10/04/10                          1,260,117
                FHC Health Systems, Inc.
                  Delayed Draw Term Loan,
    1,300,000     11.91%, 10/31/06                                    1,313,000
                  Initial Term Loan,
    1,857,143     8.91%, 10/31/06                                     1,875,714
                  Third Lien Term Loan,
    6,500,000     12.16%, 02/09/11                                    6,532,500
                Hanger Orthopedic Group, Inc.
    2,543,506     Term Loan B, 6.59%, 09/30/09                        2,568,941
                HealthSouth Corp.
    3,937,500     Term Loan, 5.59%, 06/14/07                          3,942,422
    2,600,000     Term Loan, 10.38%, 01/16/11                         2,717,000
                  Tranche B Term Loan,
    1,062,500     2.99%, 03/08/10                                     1,069,141
                Insight Health Services Corp.
    7,192,976     Tranche B, 6.84%, 10/17/08                          7,201,967
                Kinetic Concepts, Inc.
      709,896     Term Loan B1, 4.85%, 08/11/10                         715,220
                Knowledge Learning Corp.
    6,677,920     Term Loan, 5.61%, 01/07/12                          6,730,142
                LifePoint Hospitals, Inc.
    2,970,000     Term Loan B, 4.72%, 04/15/12                        2,976,029
                MedAssets, Inc.
      500,000     Second Lien Term Loan,
                  13.08%, 06/16/08                                      503,750
                  Senior Term Loan,
      692,254     7.81%, 03/16/09                                       695,715
                MultiPlan, Inc.
    3,625,000     Term Loan, 5.85%, 03/04/09                          3,653,348
                Select Medical Corp.
      700,000     Revolver, 0.50%, 02/24/11 (c)                         689,500
    1,300,000     Revolver, 5.81%, 02/24/11                           1,280,500
                  Tranche B Term Loan,
    5,000,000     5.04%, 02/24/12                                     4,996,900
                Skilled Healthcare LLC
                  First Lien Term Loan,
    3,211,997     5.91%, 07/31/10                                     3,232,072
                Sunrise Medical Holdings, Inc.
                  Term Loan B-1,
      487,538     6.26%, 05/13/10                                       488,147
                VWR International, Inc.
      915,333     Term Loan B, 5.65%, 04/07/11                          922,766
                                                                  -------------
                                                                     80,049,827
                                                                  -------------

MAY 31, 2005                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

HOME FURNISHINGS - 0.2%
                Home Interiors & Gifts, Inc.
    2,421,875     Term Loan, 8.38%, 03/31/11                          2,283,489
                                                                  -------------

INDUSTRIAL EQUIPMENT - 1.0%
                Blount International, Inc.
    1,947,505     Term Loan B, 5.64%, 08/09/10                        1,967,467
                Copperweld Corp.
    5,214,061     Term Loan, 7.60%, 12/16/11                          5,207,543
                Dresser, Inc.
    1,098,325     Term Loan C, 5.60%, 04/10/09                        1,110,220
                Penn Engineering &
                  Manufacturing Corp.
                  Second Lien Term Loan,
    1,000,000     9.09%, 05/25/12                                     1,005,000
                Terex Corp.
    1,276,231     Term Loan, 5.22%, 07/03/09                          1,291,112
                                                                  -------------
                                                                     10,581,342
                                                                  -------------

INSURANCE - 1.8%
                American Wholesale Insurance
                  Group, Inc.
                  Second Lien Term Loan,
    5,000,000     11.86%, 10/13/11                                    5,000,000
                Conseco, Inc.
    9,589,006     Term Loan, 6.60%, 06/22/10                          9,681,924
                Mitchell International, Inc.
                  Second Lien Term Loan,
    2,977,500     9.34%, 08/15/12                                     3,025,884
                WellCare Health Plans, Inc.
    1,985,000     Term Loan, 7.09%, 05/13/09                          1,994,925
                                                                  -------------
                                                                     19,702,733
                                                                  -------------

LEISURE GOODS/ACTIVITIES/MOVIES - 5.7%
                AMF Bowling Worldwide, Inc.
    3,208,845     Term Loan B, 6.16%, 08/27/09                        3,229,895
                Amscan Holdings, Inc.
    2,977,500     Term Loan B, 5.65%, 04/30/12                        2,988,666
                Blockbuster Entertainment Corp.
                  Tranche B Term Loan,
    1,000,000     08/20/11 (b)                                          992,610
                  Tranche B Term Loan,
   10,000,000     5.81%, 08/20/11                                     9,926,100
                Camelbak Products, Inc.
                  Second Lien Term Loan,
    2,000,000     9.54%, 02/04/12                                     2,011,260
                Cinemark USA, Inc.
                  Tranche C Term Loan,
    2,475,000     5.18%, 03/31/11                                     2,512,125
                CNL Hospitality Partners LP
                  Mezzanine A-3 Notes,
    5,000,000     5.71%, 09/09/06                                     5,012,500
    2,936,346     Term Loan, 5.59%, 10/13/06                          2,943,687
                Fender Musical Instruments Corp.
                  Second Lien Term Loan,
    2,000,000     09/30/12 (b)                                        2,000,000
                  Second Lien Term Loan,
    1,000,000     9.50%, 09/30/12                                     1,000,000

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

LEISURE GOODS/ACTIVITIES/MOVIES (CONTINUED)
                Metro-Goldwyn-Mayer Holdings,
                Inc./LOC Acquisition Co.
                  Tranche B Term Loan,
    3,505,000     04/08/12 (b)                                        3,510,117
                  Tranche B Term Loan,
    6,000,000     5.38%, 04/08/12                                     6,008,760
                Movie Gallery, Inc.
    3,000,000     Term Loan B, 6.14%, 04/27/11                        3,030,000
                Oriental Trading Co., Inc.
                  Second Lien Term Loan,
    4,500,000     7.88%, 01/08/11                                     4,533,750
                Polaroid Corp.
                  Second Lien Term Loan,
    2,000,000     11.75%, 04/27/11 (d)                                2,000,000
                Regal Cinemas, Inc.
    5,759,549     Term Loan, 5.09%, 11/10/10                          5,802,746
                Six Flags Theme Parks, Inc.
    1,572,641     Term Loan B, 5.89%, 06/30/09                        1,584,436
                Wallace Theaters
                  First Lien Term Loan, 6.35%,
    1,985,000     07/31/09                                            2,004,850
                                                                  -------------
                                                                     61,091,502
                                                                  -------------

LODGING & CASINOS - 4.1%
                Ameristar Casinos, Inc.
                  Term Loan B1,
      663,580     5.06%, 12/20/06                                       671,464
                CNL Hotel Del Partners LP
                  First Mezzanine Loan,
    3,000,000     7.44%, 02/09/07                                     3,007,500
                Green Valley Ranch Gaming LLC
    3,960,075     Term Loan B, 5.10%, 12/22/10                        3,989,776
                OpBiz LLC
    1,993,205     Term Loan A, 08/31/10 (b)                           1,991,969
   11,926,349     Term Loan A, 6.10%, 08/31/10                       11,918,955
        6,795     Term Loan B, 08/31/10 (b)                               6,798
       28,511     Term Loan B, 7.10%, 08/31/10                           28,523
                Penn National Gaming, Inc.
                  Second Lien Term Loan,
    1,333,333     05/26/12 (b)                                        1,345,000
                Resorts International Ltd.
                  Second Lien Term Loan,
    8,000,000     8.85%, 04/26/13                                     7,993,280
    2,000,000     Term Loan B, 5.61%, 04/26/12                        2,013,760
                Trump Entertainment Resorts, Inc.
                  Delayed Draw Term Loan B,
      750,000     05/01/12 (b)                                          758,910
      750,000     Term Loan B-1, 05/01/12 (b)                           758,910
    1,000,000     Term Loan B-1, 5.59%, 05/20/12                      1,011,880
    1,000,000     Term Loan B-2, 1.00%, 05/20/12 (c)                  1,011,880
                United Auburn Indian Community
    2,500,000     Term Loan, 01/22/09 (b)                             2,509,375

MAY 31, 2005                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

LODGING & CASINOS (CONTINUED)
                Wyndham International, Inc.
                  Credit Linked Certificate of Deposit,
      431,034     5.50%, 05/12/11                                       432,112
                  First Lien Term Loan,
    4,568,966     6.38%, 05/10/11                                     4,578,972
                                                                  -------------
                                                                     44,029,064
                                                                  -------------

NONFERROUS METALS/MINING - 1.1%
                J W Aluminum Co.
                  First Lien Term Loan,
      995,000     6.35%, 10/20/10                                     1,009,925
                Murray Energy Corp.
                  Tranche B Term Loan,
    4,738,125     6.10%, 01/28/10                                     4,749,970
                Novelis, Inc.
                  Canadian Term Loan,
      976,701     4.96%, 01/07/12                                       987,386
                  United States Term Loan,
    1,696,373     4.96%, 01/07/12                                     1,712,743
                Trout Coal Holdings LLC
                  First Lien Term Loan,
    3,000,000     5.96%, 03/23/11                                     2,993,760
                                                                  -------------
                                                                     11,453,784
                                                                  -------------

OIL/GAS - 4.3%
                ALON USA
    5,000,000     Term Loan, 10.00%, 01/15/09                         5,150,000
                ATP Oil & Gas Corp.
    5,000,000     Term Loan, 04/14/10 (b)                             5,050,000
                Basic Energy Services, Inc.
    3,346,803     Term Loan B, 6.06%, 10/03/09                        3,363,537
                Belden & Blake Corp.
    4,016,250     Term Loan, 5.76%, 07/07/11                          4,036,331
                EL Paso Corp.
                  Deposit Accounts,
    2,500,000     2.77%, 11/23/09                                     2,508,850
    4,972,000     Term Loan, 5.88%, 11/23/09                          5,002,578
                Kerr-McGee Corp.
   11,500,000     Term Loan B, 05/15/11 (b)                          11,639,610
    4,000,000     Term Loan X, 05/03/07 (b)                           4,019,360
                Trident Exploration Corp.
                  Second Lien Term Loan,
    1,000,000     04/26/11 (b)                                        1,007,500
    3,000,000     Second Lien Term Loan,
                  10.09%, 04/26/11                                    3,022,500
                Western Refining Co. LP
    1,260,000     Term Loan, 6.62%, 08/28/08                          1,278,900
                                                                  -------------
                                                                     46,079,166
                                                                  -------------

PUBLISHING - 3.1%
                Adams Outdoor Advertising LP
                  First Lien Term Loan,
    3,090,363     5.15%, 10/15/11                                     3,128,374

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

PUBLISHING (CONTINUED)
                American Lawyer Media, Inc.
                  First Lien Term Loan,
    5,000,000     5.58%, 03/05/10                                     4,987,500
                Dex Media East LLC
    5,589,299     Term Loan A, 4.72%, 11/08/08                        5,618,251
    1,092,224     Term Loan B, 4.64%, 05/08/09                        1,103,954
                Dex Media West LLC
    2,199,113     Term Loan A, 5.04%, 09/09/09                        2,212,528
                North American Membership
                Group, Inc.
                  Second Lien Term Loan,
    3,000,000     12.50%, 11/18/11                                    2,970,000
    1,000,000     Term Loan, 11/04/11 (b)                             1,000,000
                PRIMEDIA, Inc.
    1,765,856     Term Loan B, 5.88%, 06/30/09                        1,769,175
                R.H. Donnelley Corp.
    1,743,624     Term Loan D, 4.63%, 06/30/11                        1,759,874
                Relizon Co.
    1,300,533     Term Loan, 6.28%, 02/20/11                          1,307,035
                Sun Media Corp.
    1,303,206     Term Loan B, 5.19%, 02/07/09                        1,315,626
                Transwestern Publishing Co.
                  First Lien Term Loan,
    3,016,125     5.46%, 02/25/11                                     3,026,983
                VISANT Corp.
    2,910,000     Tranche B, 5.19%, 10/04/11                          2,944,047
                                                                  -------------
                                                                     33,143,347
                                                                  -------------

REAL ESTATE INVESTMENT TRUST - 2.1%
                AIMCO Properties, LP
    2,000,000     Term Loan, 5.21%, 11/02/09                          2,016,240
                General Growth Properties, Inc.
                  Tranche B Term Loan,
   14,955,152     5.34%, 11/12/08                                    15,074,196
                Strategic Hotel Capital, Inc.
    5,000,000     Term Loan B2, 5.76%, 07/09/06                       5,078,500
                                                                  -------------
                                                                     22,168,936
                                                                  -------------

RETAILERS - 0.9%
                Dollarama
    2,992,500     Term Loan B, 5.44%, 11/18/11                        3,017,757
                Harbor Freight Tools USA
    4,032,319     Term Loan, 5.76%, 07/15/10                          4,047,441
                Prestige Brands Holdings, Inc.
                  Term Loan B Add-on,
      107,892     5.19%, 04/06/11                                       108,970
    1,980,000     Term Loan B, 5.38%, 04/06/11                        1,999,800
                                                                  -------------
                                                                      9,173,968
                                                                  -------------

STEEL - 0.3%
                The Techs Industries, Inc.
    2,850,000     Term Loan, 5.35%, 01/14/10                          2,857,125
                                                                  -------------

MAY 31, 2005                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

SURFACE TRANSPORT - 1.3%
                Helm Holding Corp.
    6,967,494     Term Loan B, 5.85%, 07/02/10                        7,040,095
                Quality Distribution, Inc.
    2,165,340     Term Loan, 6.09%, 11/13/09 (f)                      2,176,167
    2,738,600     Term Loan, 6.09%, 11/13/09                          2,752,293
                Transport Industries LP
    2,525,886     Term Loan B, 7.13%, 06/13/10                        2,538,516
                                                                  -------------
                                                                     14,507,071
                                                                  -------------

TELECOMMUNICATIONS/CELLULAR - 2.2%
                Cellular South, Inc.
    2,977,500     Term Loan, 5.34%, 05/04/11                          3,017,518
                Dobson Cellular Systems, Inc.
      625,000     Revolver, 0.63%, 10/23/08 (c)                         602,600
                MetroPCS, Inc.
                  First Lien Term Loan,
    4,000,000     05/27/11 (b)                                        4,030,000
                  Second Lien Term Loan,
    6,000,000     05/27/12 (b)                                        6,075,000
                Qwest Corp.
   10,000,000     Term Loan B, 6.95%, 06/30/10                        9,815,600
                                                                  -------------
                                                                     23,540,718
                                                                  -------------

TELECOMMUNICATIONS/COMBINATION - 2.4%
                Alaska Communications Systems
                  Holdings, Inc.
    2,000,000     Term Loan, 5.09%, 02/01/12                          2,009,380
                Centennial Cellular Operating Co.
    2,250,000     Revolver, 0.50%, 02/09/11 (c)                       2,248,605
    4,117,875     Term Loan, 5.51%, 02/09/11                          4,165,478
                NTELOS, Inc.
                  First Lien Term Loan B,
    1,251,875     5.61%, 08/24/05                                     1,250,310
                  Second Lien Term Loan,
    1,500,000     8.07%, 02/24/12                                     1,479,375
                NTL, Inc.
                  Tranche B Term Loan,
    5,000,000     6.41%, 04/14/12                                     5,039,100
                PanAmSat Corp.
    4,962,349     Term Loan B, 5.31%, 08/20/11                        5,021,153
                RCN Corp.
    3,990,000     Term Loan, 7.56%, 12/21/11                          4,006,199
                                                                  -------------
                                                                     25,219,600
                                                                  -------------

TELECOMMUNICATIONS/WIRELESS - 4.5%
                Bresnan Communications LLC
    2,150,000     Term Loan B, 6.56%, 09/30/10                        2,174,725
                Consolidated Communications, Inc.
    4,950,000     Term Loan C, 5.68%, 10/14/11                        5,011,875
                Cricket Communications, Inc.
    5,000,000     Revolver, 0.75%, 01/10/10 (c)                       4,818,750
   14,962,500     Term Loan B, 5.59%, 01/10/11                       14,911,029
                FairPoint Communications, Inc.
                  Initial B Term Loan,
    5,000,000     5.17%, 02/08/12                                     5,035,600

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

TELECOMMUNICATIONS/WIRELESS (CONTINUED)
                Nextel Partners Operating Corp.
                  Tranche D Term Loan,
    4,000,000     4.44%, 05/31/12                                     4,012,480
                SBA Senior Finance, Inc.
    4,466,250     Term Loan, 6.02%, 10/31/08                          4,546,285
                Telcordia Technologies, Inc.
    3,000,000     Term Loan, 6.07%, 09/15/12                          2,945,010
                WilTel Communications Group, Inc.
    5,976,212     Term Loan, 7.00%, 04/01/10                          5,139,542
                                                                  -------------
                                                                     48,595,296
                                                                  -------------

TELECOMMUNICATIONS/WIRELINE - 0.2%
                Valor Telecommunications
                  Enterprises LLC
                  Tranche B Term Loan,
    1,960,000     5.10%, 02/14/12                                     1,977,758
                                                                  -------------
UTILITIES - 4.5%
                Allegheny Energy, Inc.
    1,000,000     Term Advances, 03/08/11 (b)                         1,011,040
    2,496,053     Term Advances, 5.69%, 03/08/11                      2,523,609
                Calpine Construction Finance Co. LP
                  First Lien Term Loan,
    1,970,000     9.08%, 08/26/09                                     2,036,980
                Calpine Corp.
                  Second Lien Term Loan B,
      234,945     8.89%, 07/16/07                                       172,489
                CenterPoint Energy, Inc.
    2,250,000     Term Loan, 04/30/10 (b)                             2,258,190
    4,987,500     Term Loan, 6.04%, 04/30/10                          5,005,655
                Infrasource, Inc.
    1,949,011     Term Loan, 5.85%, 09/30/10                          1,973,374
                KGen, LLC
                  Tranche A Term Loan,
    2,000,000     5.64%, 08/05/11                                     1,960,000
                  Tranche B Term Loan,
    1,000,000     12.01%, 08/05/11                                      955,000
                Midwest Generations LLC
    1,397,163     Term Loan, 5.29%, 04/27/11                          1,408,732
                Mirant Corp.
    2,000,000     Revolver, 07/17/05 (e)                              1,437,500
    2,000,000     Revolver, 07/17/05 (b) (e)                          1,437,500
    4,000,000     Revolver, 07/15/08 (b) (e)                          2,916,640
                Riverside Energy Center LLC
    4,626,288     Term Loan, 7.44%, 06/24/11                          4,741,945
                Rocky Mountain Energy Center LLC
                  Credit Linked Certificate of Deposit,
      361,073     4.35%, 06/24/11                                       368,295
    3,286,536     Term Loan, 7.44%, 06/24/11                          3,368,699
                Texas Genco LLC
                  Delayed Draw Term Loan,
    1,461,538     5.06%, 12/14/11                                     1,473,114
                  Initial Term Loan,
    9,847,115     5.01%, 12/14/11                                     9,939,481

MAY 31, 2005                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

UTILITIES (CONTINUED)
                TNP Enterprises, Inc.
    2,947,500     Term Loan, 8.22%, 12/31/06                          2,951,182
                                                                  -------------
                                                                     47,939,425
                                                                  -------------

                TOTAL VARIABLE RATE SENIOR
                  LOAN NOTES
                  (COST $1,026,032,593)                           1,042,661,521
                                                                  -------------
CORPORATE NOTES AND BONDS - 1.8%

BEVERAGE & TOBACCO- 0.2%
                Commonwealth Brands, Inc
                  Floating Rate Note,
    2,000,000     10.91%, 04/15/08 (g)                                2,090,000
                                                                  -------------
CONTAINER/GLASS PRODUCTS - 0.2%
                Constar International, Inc.
                  Floating Rate Note,
    2,500,000     6.64%, 02/15/12 (g)                                 2,375,000
                                                                  -------------

FOREST PRODUCTS - 0.1%
                NewPage Corp.
                  Floating Rate Note,
    1,000,000     9.46%, 05/01/12 (g)                                   985,000
                                                                  -------------

HEALTH CARE - 0.2%
                Elan Finance
                  Floating Rate Note,
    2,000,000     7.27%, 11/15/11 (g)                                 1,740,000
                                                                  -------------

OIL & GAS - 0.3%
                Secunda International Ltd.
                  Floating Rate Note,
    4,000,000     11.14%, 09/01/12                                    3,800,000
                                                                  -------------

TELECOMMUNICATIONS/CELLULAR - 0.2%
                Dobson Cellular Systems, Inc.
                  Floating Rate Note,
    2,000,000     7.96%, 11/01/11 (g)                                 2,055,000
                                                                  -------------
TELECOMMUNICATIONS/COMBINATION - 0.4%
                US Unwired, Inc.
                  Floating Rate Note, Series B,
    4,000,000     7.26%, 06/15/10                                     4,120,000
                                                                  -------------

UTILITIES - 0.2%
                Calpine Construction Finance Co. LP
                  Floating Rate Note,
    2,000,000     11.63%, 08/26/11 (g)                                2,110,000
                                                                  -------------
                TOTAL CORPORATE NOTES AND
                  BONDS
                  (COST $19,682,757)                                 19,275,000
                                                                  -------------

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.5%
                Bear Stearns
                  Series 2004-ESA, Class K,
    5,000,000     5.59%, 05/14/16                                     5,007,693
                                                                  -------------

                TOTAL COMMERCIAL MORTGAGE-
                  BACKED SECURITY
                  (COST $5,000,000)                                   5,007,693
                                                                  -------------

     SHARES
     ------

COMMON STOCKS (h) - 0.3%

BUSINESS SERVICES - 0.0%
      322,876   NATG Holdings LLC (d)                                         0
                                                                  -------------

DIVERSIFIED MANUFACTURING - 0.0%
        4,021   GenTek, Inc., B Shares                                   43,869
                                                                  -------------

ECOLOGICAL SERVICE& EQUIPMENT - 0.0%
                Environmental Systems Products
        3,445   Holdings (d)                                                  0
                                                                  -------------

HEALTH CARE - 0.0%
       22,500   Sun Healthcare Group, Inc.                              157,500
                                                                  -------------

INDUSTRIAL EQUIPMENT - 0.1%
          400   Copperweld Corp., Class A (d)                           380,000
           56   Copperweld Corp., Class B (d)                           939,400
                                                                  -------------
                                                                      1,319,400
                                                                  -------------

TELECOMMUNICATIONS/COMBINATION - 0.0%
       87,288   SAVVIS Communications Corp.                              59,356
                                                                  -------------

TELECOMMUNICATIONS/WIRELESS - 0.2%
       76,137   Leap Wireless International, Inc.                     2,048,085

                                                                  -------------
                TOTAL COMMON STOCKS
                  (COST $3,079,031)                                   3,628,210
                                                                  -------------

PREFERRED STOCKS -0.0%

AUTOMOTIVE -0.0%
           13   Key Plastics Holdings, Inc. (d) (h)                           0
                                                                  -------------
DIVERSIFIED MANUFACTURING - 0.0%
       14,382   Superior Essex, Inc., Series A (d)                       14,382
                                                                  -------------
                TOTAL PREFERRED STOCKS
                  (COST $14,382)                                         14,382
                                                                  -------------

MAY 31, 2005                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

      UNITS                                                         VALUE ($)
      -----                                                       -------------

WARRANTS - 0.0%

DIVERSIFIED MANUFACTURING - 0.0%

                GenTek, Inc., Class A expires
            4   10/31/06                                                     12
                GenTek, Inc., Class B expires
            2   10/31/08                                                      6
                                                                  -------------
                                                                             18
                                                                  -------------

UTILITIES - 0.0%
                CenterPoint Energy, Inc., expires
        8,508   08/01/08 (d)                                                  0
                                                                  -------------
                TOTAL WARRANTS
                  (COST $34)                                                 18
                                                                  -------------
UNFUNDED LOAN COMMITMENTS - (1.6)%                                  (17,177,746)
                                                                  -------------
TOTAL INVESTMENTS - 98.5%                                         1,053,409,078
                                                                  -------------
    (cost of $1,053,808,797) (i)

OTHER ASSETS & LIABILITIES, NET - 1.5%                               15,736,613
                                                                  -------------
NET ASSETS - 100.0%                                               1,069,145,691
                                                                  =============

_______________________
      Notes to Investment Portfolio: Highland Floating Rate Fund (formerly Columbia Floating Rate Fund) and Highland Institutional Floating Rate Fund (formerly Columbia Institutional Floating Rate Fund) (the "Funds") invest all of their investable assets in Highland Floating Rate Limited Liability Company (formerly Columbia Floating Rate Limited Liability Company) (the "Portfolio").

(a) Senior loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at May 31, 2005. Senior loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(b)   Unsettled loan. Interest rate cannot be determined at this time.

(c) Unfunded commitment. As of May 31, 2005, the Portfolio had unfunded loan commitments of $17,177,746, which could be extended at the option of the Borrower, pursuant to the following loan agreements:


                                                               UNFUNDED
                                                                 LOAN
       BORROWER                                               COMMITMENT
       --------                                             --------------
       Centennial Cellular Operating Co.                    $    2,250,000
       Cricket Communications, Inc.                              5,000,000
       Dobson Cellular Systems, Inc.                               625,000
       Federal-Mogul Corp.                                         102,746
       Interstate Bakeries Corp.                                 7,500,000
       Select Medical Corp.                                        700,000
       Trump Entertainment Resorts, Inc.                         1,000,000
                                                            --------------
                                                            $   17,177,746
                                                            ==============

(d) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(e) The issuer is in default of certain debt covenants. Income is not being accrued. As of May 31, 2005, the value of these securities amounted to $5,806,171, which represents 0.5% of net assets.

(f)   Loans held on participation.

(g) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2005, these securities amounted to $11,355,000 or 1.1% of net assets. These securities have been determined by the Portfolio's investment adviser to be liquid securities.

(h)   Non-income producing security.

(i)   Cost for Federal income tax purposes is $1,054,143,492.


      Gross unrealized appreciation                      $ 9,126,027
      Gross unrealized depreciation                       (9,860,441)
                                                         -----------
      Net unrealized depreciation                        $  (734,414)
                                                         ===========

DIP       Debtor in Possession

S.A.R.L.  Software Architectural Representation Language

SECURITY VALUATION:

The value of the Funds' assets is based on its proportionate shares of the current market value of the Portfolio's investments. For securities with readily available market quotations, the Portfolio uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Portfolio's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Portfolio's Board of Trustees. In these cases, the Portfolio's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Portfolio's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information, see the most recent semi annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND
            --------------------------------------------------------------------

By (Signature and Title)* /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                         James D. Dondero, Chief Executive Officer
                         (principal executive officer)

Date     July 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date     July 27, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ M. Jason Blackburn
                         -------------------------------------------------------
                          M. Jason Blackburn, Chief Financial Officer
                          (principal financial officer)

Date     July 27, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.